RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Disclosure of balances with related parties [Table Text Block]
	December 31,
	2022	2021

Other accounts receivables	$83	$11

Other accounts payables	$693	$875

Disclosure of transactions between related parties [Table Text Block]
	Year ended December 31,
	2022	2021

General and administrative expenses	$1,064	$1,116

Disclosure of information about key management personnel [Table Text Block]

	Year ended December 31,
	2022	2021

Payroll and related expenses	$916	$1,379

Share-based compensation	$437	$4,349

Professional fees *)	$1,040	$1,029

*)	Includes payments to shareholders for the years ended 2022 and 2021 of $503 and $455, respectively.